CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, par value (in dollars per share)		$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000	100,000	100,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in dollars per share)	$ 0.006	$ 0.006	$ 0.006
Common stock, shares authorized	180,000,000	180,000,000	180,000,000
Common stock, shares issued	25,748,521	16,937,661	16,937,661
Common stock, shares outstanding	25,748,521	16,937,661	16,937,661
Series C Convertible Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,200	1,200
Preferred stock, shares issued	1,200	1,200
Preferred stock, shares outstanding	1,200	1,200
Preferred Stock, Liquidation Preference, Value	$ 6,000,000	$ 6,000,000